Investment Properties - Summary of Investment Properties (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about investment property [Line Items]
Beginning balance	¥ 321
Charge for the year (note 11)	(12)	¥ (11)	¥ (4)
Ending balance	302	321
Cost [member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	402	344
Transfer from property, plant and equipment (note 18)	4	58
Transfer to property, plant and equipment (note 18)	14
Ending balance	392	402	344
Accumulated depreciation and amortization [member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	(81)	(50)
Transfer from property, plant and equipment (note 18)	(2)	(20)
Transfer to property, plant and equipment (note 18)	(5)
Charge for the year (note 11)	12	11
Ending balance	¥ (90)	¥ (81)	¥ (50)